Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (27.8%)
$234,200	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 6.06% (TSFR1M + 73 bps), 1/25/33, Callable 6/25/24 @ 100*	$232,156
523,437	CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38%, 2/18/46, Callable 6/18/24 @ 100*(a)	457,622
97	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32, Callable 6/25/24 @ 100*(b)(c)	96
658,138	DRIVEN BRANDS FUNDING LLC, Series 2019-2A, Class A2, 3.98%, 10/20/49, Callable 10/20/24 @ 100*(a)	624,406
806,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	738,604
500,000	FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27, Callable 7/25/27 @ 100*(a)	502,980
457,984	Fremont Home Loan Trust, Series 2004-3, Class M5, 7.31% (TSFR1M + 199 bps), 11/25/34, Callable 6/25/24 @ 100*	305,009
1,116,682	Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/55, Callable 10/15/35 @ 100*(a)	904,362
345,000	HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 8/1/24 @ 100*(a)	323,006
5	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)(c)	5
749,675	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	693,431
500,000	PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 8.52% (TSFR1M + 320 bps), 3/25/29(a)	504,583
110,713	RAAC Trust, Series 2007-SP1, Class M1, 6.29% (TSFR1M + 97 bps), 3/25/37, Callable 6/25/24 @ 100*	110,305
49,631	RAMP Trust, Series 2002-RS2, Class AI5, 4.77%, 3/25/32, Callable 6/25/24 @ 100*	48,088
818	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.17%, 12/25/33, Callable 6/25/24 @ 100*(b)(c)	779
778,667	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 8/20/51, Callable 8/20/25 @ 100*(a)	669,429
39,134	Soundview Home Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35, Callable 6/25/24 @ 100*(b)(c)	34,740
117,436	Soundview Home Loan Trust, Series 2005-OPT3, Class M1, 6.14% (TSFR1M + 82 bps), 11/25/35, Callable 6/25/24 @ 100*	115,007
281,552	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 6.16% (TSFR1M + 83 bps), 9/25/35, Callable 6/25/24 @ 100*	276,644
656,250	Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46, Callable 8/25/24 @ 100*(a)	643,716
417,455	Textainer Marine Containers VII, Ltd., Series 2020-1A, Class A, 2.73%, 8/21/45, Callable 6/20/24 @ 100*(a)	389,194
636,988	Zaxby's Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	560,288
Total Asset Backed Securities (Cost $9,042,199)		8,134,450

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (22.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
$7,623	Alternative Loan Trust, Series 2005-24, Class 1A1, 6.42% (12MTA + 131 bps), 7/20/35, Callable 6/19/24 @ 100*	$6,438
53,033	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 4.48%, 2/25/36, Callable 6/25/24 @ 100*(b)	35,679
8,552	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.53%, 7/25/35, Callable 6/25/24 @ 100*(b)	6,031
825	Deutsche Alternative Securities Mortgage Loan Trust, Series 2006-AB4, Class A1B1, 5.54% (TSFR1M + 21 bps), 10/25/36, Callable 6/25/24 @ 100*	656
1,719	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, 5.82%, 9/25/34, Callable 6/25/24 @ 100*(b)	1,670
20,279	RALI Trust, Series 2004-QA4, Class NB21, 5.16%, 9/25/34, Callable 6/25/24 @ 100*(b)	19,047
12,932	RALI Trust, Series 2006-QA1, Class A21, 5.25%, 1/25/36, Callable 6/25/24 @ 100*(b)	9,136
		78,657
Alt-A - Fixed Rate Mortgage Backed Securities (1.5%)
8,741	Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35, Callable 6/25/24 @ 100*	5,831
14,792	Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36, Callable 6/25/24 @ 100*	5,837
15,361	Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36, Callable 6/25/24 @ 100*	8,620
15,165	Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37, Callable 6/25/24 @ 100*	8,095
111,807	Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 6/25/24 @ 100*	46,829
52,939	Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 6/25/24 @ 100*	46,013
10,525	ChaseFlex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 6/25/24 @ 100*	9,601
12,700	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 6/25/24 @ 100*	10,945
2,821	Deutsche Alternative Securities Mortgage Loan Trust, Series 2006-AB4, Class A1A, 6.01%, 10/25/36, Callable 6/25/24 @ 100*(b)	2,300
1,018	Deutsche Alternative Securities, Inc. Mortgage Loan Trust, Series 2003-4XS, Class A6A, 5.32%, 10/25/33, Callable 6/25/24 @ 100*(b)(c)	967
662	MASTR Alternative Loan Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	563
2,539	MASTR Alternative Loan Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 6/25/24 @ 100*	2,458
233,427	MASTR Alternative Loan Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 6/25/24 @ 100*	230,917
16,701	MASTR Alternative Loan Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 6/25/24 @ 100*	15,805

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$2,330	MASTR Alternative Loan Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 6/25/24 @ 100*	$2,325
99	RALI Trust, Series 2004-QS13, Class CB, 5.00%, 9/25/19	92
5,556	RALI Trust, Series 2004-QS6, Class A1, 5.00%, 5/25/19	5,139
19,000	RALI Trust, Series 2006-QS6, Class 1A2, 6.00%, 6/25/36, Callable 6/25/24 @ 100*	14,135
40,468	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 6/25/24 @ 100*	12,797
23,668	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 6/25/24 @ 100*	11,988
6,421	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 6/25/24 @ 100*	6,138
		447,395
Prime Adjustable Rate Mortgage Backed Securities (2.5%)
3,699	Banc of America Mortgage Trust, Series 2006-A, Class 2A1, 4.88%, 2/25/36, Callable 6/25/24 @ 100*(b)	3,232
2,254	Banc of America Mortgage Trust, Series 2006-B, Class 2A1, 4.99%, 11/20/46, Callable 6/20/24 @ 100*(b)	1,949
3,903	Banc of America Mortgage Trust, Series 2003-H, Class 2A3, 6.25%, 9/25/33, Callable 6/25/24 @ 100*(b)	3,619
2,564	Banc of America Mortgage Trust, Series 2004-E, Class 1A1, 6.70%, 6/25/34, Callable 6/25/24 @ 100*(b)	2,396
3,094	Bear Stearns ARM Trust, Series 2004-6, Class 1A1, 5.37%, 9/25/34, Callable 6/25/24 @ 100*(b)	2,835
1,670	Bear Stearns ARM Trust, Series 2004-10, Class 15A1, 6.24%, 1/25/35, Callable 6/25/24 @ 100*(b)	1,622
2,290	Bear Stearns ARM Trust, Series 2006-4, Class 1A1, 6.57%, 10/25/36, Callable 6/25/24 @ 100*(b)	2,110
2,819	Bear Stearns ARM Trust, Series 2005-9, Class A1, 7.67% (H15T1Y + 230 bps), 10/25/35, Callable 6/25/24 @ 100*	2,590
686	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 7.94%, 3/25/31, Callable 6/25/24 @ 100*(b)	682
7,467	Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 4.57%, 7/25/37, Callable 6/25/24 @ 100*(b)	5,697
5,801	CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2, 6.03%, 2/19/34, Callable 6/19/24 @ 100*(b)	5,534
2,874	CHL Mortgage Pass-Through Trust, Series 2003-60, Class 2A1, 6.12%, 2/25/34, Callable 6/25/24 @ 100*(b)	2,603
3,731	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2A, 5.31%, 8/25/35(b)	3,475
16,996	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 5.13%, 11/25/34, Callable 6/25/24 @ 100*(b)	16,050

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$20,838	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 5.65%, 11/25/32, Callable 6/25/24 @ 100*(b)	$13,326
467,181	Fannie Mae REMIC Trust, Series 2003-W14, Class 2A, 4.67%, 1/25/43, Callable 6/25/24 @ 100*(b)	444,232
4,026	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 4.93%, 10/25/35, Callable 6/25/24 @ 100*(b)	3,675
20,951	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.27%, 11/19/35, Callable 6/19/24 @ 100*(b)	17,258
11,365	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.34%, 4/25/35, Callable 6/25/24 @ 100*(b)	10,178
3,191	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 5.06%, 11/25/35, Callable 6/25/24 @ 100*(b)	3,014
51,083	HarborView Mortgage Loan Trust, Series 2004-10, Class 3A1B, 4.73%, 1/19/35, Callable 6/19/24 @ 100*(b)	43,821
1,591	HarborView Mortgage Loan Trust, Series 2005-14, Class 3A1A, 6.54%, 12/19/35, Callable 6/19/24 @ 100*(b)	1,485
17,807	IndyMac INDX Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.87%, 7/25/36, Callable 6/25/24 @ 100*(b)	12,259
29,239	IndyMac INDX Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.88%, 8/25/36, Callable 6/25/24 @ 100*(b)	18,296
7,167	IndyMac INDX Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.71%, 8/25/34, Callable 6/25/24 @ 100*(b)	6,666
14,563	IndyMac INDX Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.98%, 8/25/34, Callable 6/25/24 @ 100*(b)	13,221
1,213	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 4.84%, 8/25/36, Callable 6/25/24 @ 100*(b)	939
11,563	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 6.42%, 4/21/34, Callable 6/21/24 @ 100*(b)	10,878
4,337	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 5.31%, 12/25/34, Callable 6/25/24 @ 100*(b)	4,007
589	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 5.76%, 2/25/34, Callable 6/25/24 @ 100*(b)	528
5,164	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 6.18%, 7/25/34, Callable 6/25/24 @ 100*(b)	4,858
3,187	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 5.23%, 8/25/34, Callable 6/25/24 @ 100*(b)	3,046
1,325	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 5.35%, 8/25/34, Callable 6/25/24 @ 100*(b)	1,244
17,044	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 5.31%, 12/25/34, Callable 6/25/24 @ 100*(b)	14,525

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$779	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 6.42%, 2/25/34, Callable 6/25/24 @ 100*(b)	$716
899	Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 1A1, 4.60%, 12/27/35, Callable 6/25/24 @ 100*(b)	887
8,597	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-24A, Class 1A3, 6.91%, 7/25/33, Callable 6/25/24 @ 100*(b)	8,265
36,883	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 1A1, 4.01%, 11/25/36, Callable 6/25/24 @ 100*(b)	30,685
1,051	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR8, Class 1A1, 4.38%, 8/25/46, Callable 6/25/24 @ 100*(b)	902
5,511	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A2, 4.41%, 9/25/36, Callable 6/25/24 @ 100*(b)	4,465
2,552	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class A2, 5.75%, 6/25/34, Callable 6/25/24 @ 100*(b)	2,280
3,498	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class A1B, 6.28% (TSFR1M + 95 bps), 7/25/44, Callable 6/25/24 @ 100*	3,203
		733,253
Prime Fixed Mortgage Backed Securities (8.2%)
327,920	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 6/25/24 @ 100*(b)(c)	46,622
344,191	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/59, Callable 6/25/24 @ 100*(a)(b)	333,616
194	CHL Mortgage Pass-Through Trust, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 6/25/24 @ 100*(b)	155
2,791	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 6/25/24 @ 100*	2,732
49,630	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 6/25/24 @ 100*	48,461
9,485	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 6/25/24 @ 100*	9,433
57,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	51,779
6,701	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 6/25/24 @ 100*	6,527
12,367	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 6/25/24 @ 100*	12,126
27,438	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 6/25/24 @ 100*	6,860
165,385	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 6/25/24 @ 100*	168,664

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$3,376	CSFB Mortgage-Backed Trust, Series 2004-7, Class 5A1, 5.00%, 10/25/19	$3,349
665,549	Fannie Mae REMIC Trust, Series 2004-W10, Class A6, 5.75%, 8/25/34, Callable 6/25/24 @ 100*	666,451
302,420	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A8, 4.00%, 11/25/49, Callable 6/25/24 @ 100*(a)(b)	274,752
13,916	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 6/25/24 @ 100*	12,058
20,147	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 3/25/27 @ 100*	7,264
481,192	JPMorgan Mortgage Trust, Series 2020-4, Class A3A, 2.50%, 11/25/50, Callable 10/25/39 @ 100*(a)(b)	386,598
375,938	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 1/25/28 @ 100*(a)(b)	314,586
8,377	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 6/25/24 @ 100*	3,865
3,707	RFMSI Trust, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 6/25/24 @ 100*	2,731
10,638	RFMSI Trust, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 6/25/24 @ 100*	10,201
41,265	Structured Asset Mortgage Investments Trust, Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 6/25/24 @ 100*	40,447
		2,409,277
Subprime Mortgage Backed Securities (0.8%)
235,443	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/30 @ 100*(a)(b)	226,536
U.S. Government Agency Mortgage Backed Securities (9.4%)
10,209	Fannie Mae, 5.67% (RFUCCT1Y + 133 bps), 1/1/35, Pool #805386	10,206
16,430	Fannie Mae, 6.29% (H15T1Y + 229 bps), 2/1/30, Pool #556998	16,367
153	Fannie Mae, 6.35% (H15T1Y + 221 bps), 6/1/32, Pool #725286	153
744,166	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.45%, 9/26/33, Callable 6/26/24 @ 100*(b)(c)	711,159
137,289	Fannie Mae REMIC, Series 2013-68, Class NA, 1.00%, 3/25/42	111,924
18,571	Fannie Mae REMIC, Series 2012-31, Class PA, 2.00%, 4/25/41	18,096
109,845	Fannie Mae REMIC, Series 2013-18, Class NA, 2.00%, 12/25/42	94,253
64,921	Fannie Mae REMIC, Series 2013-73, Class PD, 2.25%, 6/25/42	59,015
61,830	Fannie Mae REMIC, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	57,469
46,849	Fannie Mae REMIC, Series 2011-118, Class NA, 3.00%, 11/25/41	43,110
102,979	Fannie Mae REMIC, Series 2014-1, Class AB, 3.00%, 6/25/43	95,611
390,444	Fannie Mae REMIC, Series 2018-83, Class LC, 3.00%, 11/25/48	335,339

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,000	Fannie Mae REMIC, Series 1996-42, Class LL, 7.50%, 9/25/26	$997
265,112	Fannie Mae REMIC Trust, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 6/25/24 @ 100*(b)(c)	261,310
725	Fannie Mae REMIC Trust, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 6/25/24 @ 100*(b)(c)	716
2,155	Fannie Mae REMIC Trust, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 6/25/24 @ 100*(b)(c)	2,147
4,259	Fannie Mae REMIC Trust, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 6/25/24 @ 100*(b)(c)	4,256
1,844	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	1,744
1,401	Freddie Mac, 7.18% (RFUCCT6M + 152 bps), 4/1/36, Pool #1N0148	1,417
23,866	Freddie Mac REMIC, Series 4146, Class ML, 1.50%, 10/15/42	22,987
197,942	Freddie Mac REMIC, Series 4220, Class KC, 1.50%, 5/15/32	188,211
15,376	Freddie Mac REMIC, Series 3982, Class MD, 2.00%, 5/15/39	15,137
95,260	Freddie Mac REMIC, Series 4019, Class GB, 2.00%, 12/15/41	86,914
60,074	Freddie Mac REMIC, Series 3913, Class PC, 2.50%, 3/15/41	58,119
280,210	Freddie Mac REMIC, Series 4374, Class GA, 3.00%, 9/15/36	262,128
310,620	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	265,732
684	Government National Mortgage Assoc., 3.75% (H15T1Y + 150 bps), 12/20/27, Pool #80141	676
4,924	Government National Mortgage Assoc., 3.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	4,902
136	Government National Mortgage Assoc., 4.63% (H15T1Y + 150 bps), 1/20/25, Pool #8580	134
250	Government National Mortgage Assoc., 4.63% (H15T1Y + 150 bps), 1/20/25, Pool #8585	247
203	Government National Mortgage Assoc., 4.63% (H15T1Y + 150 bps), 3/20/26, Pool #8832	200
851	Government National Mortgage Assoc., 4.63% (H15T1Y + 150 bps), 3/20/29, Pool #80263	831
		2,731,507
Total Mortgage Backed Securities (Cost $7,674,774)		6,626,625

Corporate Bonds (24.4%)
Aerospace & Defense (3.2%)
920,000	The Boeing Co., 7.95%, 8/15/24	922,990
Banks (6.3%)
1,057,000	SouthTrust Bank, 7.74%, 5/15/25	1,069,415
800,000	Truist Financial Corp., Series N, 4.80% (H15T5Y + 300 bps), (d)	781,589
		1,851,004
Capital Markets (6.3%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	600
800,000	The Charles Schwab Corp., Series I, 4.00% (H15T5Y + 317 bps), (d)	744,090
1,116,000	The Goldman Sachs Group, Inc., 1.30%, 11/15/24, Callable 8/15/24 @ 100 *	1,092,374
		1,837,064

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services (3.8%)
$1,206,000	The Western Union Co., 1.35%, 3/15/26, Callable 2/15/26 @ 100 *	$1,116,787
Insurance (2.2%)
670,000	Athene Global Funding, 1.72%, 1/7/25 (a)	653,861
Tobacco (2.6%)
806,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100 *	766,913
Total Corporate Bonds (Cost $8,219,142)		7,148,619

Taxable Municipal Bonds (0.4%)
Pennsylvania (0.4%)
130,000	Philadelphia Authority for Industrial Development Revenue, 3.96%, 4/15/26	127,479
Total Taxable Municipal Bonds (Cost $129,890)		127,479

U.S. Government Agency Securities (13.3%)
Federal Farm Credit Banks Funding Corp.
1,000,000	1.23%, 9/10/29, Callable 6/13/24 @ 100 *	837,683
350,000	5.41% (SOFR + 6 bps), 10/8/24	350,049
		1,187,732
Federal Home Loan Banks
35,000	0.90%, 8/27/26, Callable 8/27/24 @ 100 *	32,037
250,000	1.00%, 3/29/29, Callable 6/29/24 @ 100 *(b)	217,518
250,000	1.25%, 2/19/30, Callable 8/19/24 @ 100 *	204,859
370,000	Series 4, 1.75%, 6/30/25, Callable 6/30/24 @ 100 *(b)	359,303
180,000	2.10%, 11/26/31, Callable 6/13/24 @ 100 *	148,370
300,000	4.84%, 5/15/30, Callable 5/15/25 @ 100 *	295,303
220,000	5.40%, 2/24/28, Callable 8/24/24 @ 100 *	219,592
350,000	5.47% (SOFR + 12 bps), 5/1/25	350,172
400,000	5.49% (SOFR + 14 bps), 4/21/25	400,261
		2,227,415
Federal Home Loan Mortgage Corporation
249,000	3.63%, 7/26/24	248,272
Federal National Mortgage Association
250,000	Series 1, 1.00%, 10/27/28, Callable 7/27/24 @ 100 *	213,330
Total U.S. Government Agency Securities (Cost $4,084,490)		3,876,749

U.S. Treasury Obligations (10.4%)
U.S. Treasury Notes
730,000	1.50%, 2/15/30	619,730
400,000	3.88%, 12/31/27	390,016
942,000	4.13%, 9/30/27	926,508
1,100,000	4.25%, 9/30/24	1,095,732
Total U.S. Treasury Obligations (Cost $3,099,980)		3,031,986

Investment in Affiliates (0.7%)
208,377	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(f)	208,377
Total Investment in Affiliates (Cost $208,377)		208,377

Total Investments (Cost $32,458,852) — 99.7%		29,154,285
Other assets in excess of liabilities — 0.3%		82,397
Net Assets - 100.0%		$29,236,682

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2024 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2024.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2024.

(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future

(e)	Issuer has defaulted on the payment of interest.

(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2024.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
H15T1Y	1 Year Treasury Constant Maturity Rate
H15T5Y	5 Year Treasury Constant Maturity Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1-Month

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (13.6%)
$280,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	$256,587
250,000	HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 8/1/24 @ 100*(a)	234,062
286,807	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	281,536
190,293	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 8/15/24 @ 100*(a)	169,766
224,367	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 6/15/24 @ 100*(a)	213,943
138,589	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	124,157
Total Asset Backed Securities (Cost $1,380,889)		1,280,051

Mortgage Backed Securities† (27.1%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.7%)
2,195	Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35, Callable 6/25/24 @ 100*	1,768
6,465	Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34, Callable 6/25/24 @ 100*	6,340
58,846	Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 6/25/24 @ 100*	24,647
3,498	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-1, Class 4A1, 5.00%, 2/25/19	3,388
5,792	MASTR Alternative Loan Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 6/25/24 @ 100*	5,465
5,651	MASTR Alternative Loan Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 6/25/24 @ 100*	5,342
139	MASTR Alternative Loan Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	118
11,228	MASTR Alternative Loan Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 6/25/24 @ 100*	10,554
5,882	MASTR Alternative Loan Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 6/25/24 @ 100*	5,876
10,057	MASTR Alternative Loan Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 6/25/24 @ 100*	9,648
18,034	MASTR Alternative Loan Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 6/25/24 @ 100*	17,298
212	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, 5.66%, 3/25/35, Callable 6/25/24 @ 100*(b)(c)	206
19,682	RALI Trust, Series 2006-QS12, Class 1A2, 6.50%, 9/25/36, Callable 6/25/24 @ 100*	8,507
33,711	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 6/25/24 @ 100*	14,955
38,901	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 6/25/24 @ 100*	20,913

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$24,481	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 6/25/24 @ 100*	$21,302
		156,327
Prime Adjustable Rate Mortgage Backed Securities (2.5%)
3,557	Banc of America Funding Trust, Series 2004-B, Class 5A1, 5.59%, 11/20/34, Callable 6/20/24 @ 100*(b)	3,384
2,193	Bear Stearns ARM Trust, Series 2004-9, Class 12A3, 5.42%, 11/25/34, Callable 6/25/24 @ 100*(b)	2,193
618	Bear Stearns ARM Trust, Series 2003-7, Class 4A, 5.84%, 10/25/33, Callable 6/25/24 @ 100*(b)	617
6,975	CHL Mortgage Pass-Through Trust, Series 2004-2, Class 2A1, 4.51%, 2/25/34, Callable 6/25/24 @ 100*(b)	5,630
6,415	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 4.33%, 4/25/37, Callable 6/25/24 @ 100*(b)	5,423
11,359	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.30%, 10/25/36, Callable 6/25/24 @ 100*(b)	8,075
103,367	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.89%, 9/25/35, Callable 6/25/24 @ 100*(b)	91,171
2,319	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.08% (US0003M + 101 bps), 4/25/36, Callable 6/25/24 @ 100*	1,957
10,657	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.43%, 2/25/35, Callable 6/25/24 @ 100*(b)	9,957
27,951	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 2.74%, 10/25/40, Callable 6/25/24 @ 100*(a)(b)	16,553
99,102	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.92%, 6/20/44, Callable 6/20/24 @ 100*(a)(b)	91,449
		236,409
Prime Fixed Mortgage Backed Securities (6.5%)
1,497	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 6/25/24 @ 100*(b)(c)	1,235
40,452	Angel Oak Mortgage Trust, Series 2019-5, Class A1, 2.59%, 10/25/49, Callable 6/25/24 @ 100*(a)(b)	39,074
11,942	Chase Mortgage Finance Trust, Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 6/25/24 @ 100*	873
41,549	ChaseFlex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 6/25/24 @ 100*	27,567
85	CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 6/25/24 @ 100*	84
5,915	CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 6/25/24 @ 100*	2,806
3,788	Citigroup Mortgage Loan Trust, Inc., Series 2005- 1, Class 3A1, 6.50%, 4/25/35	3,645
2,299	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM1, Class 1A3, 6.75%, 7/25/34, Callable 6/25/24 @ 100*	2,253

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$9,633	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 6/25/24 @ 100*	$9,434
193,885	Flagstar Mortgage Trust, Series 2021-4, Class A5, 2.50%, 6/1/51, Callable 9/25/48 @ 100*(a)(b)	164,770
10,393	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 4/25/31 @ 100*(a)(b)	9,191
107,030	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/50, Callable 10/25/29 @ 100*(a)(b)	89,311
129,283	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 6/25/24 @ 100*	118,760
64	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	63
444	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 6/25/24 @ 100*	434
3,766	MASTR Alternative Loan Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	2,777
715	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 6/25/24 @ 100*	676
14,222	RAMP Trust, Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 12/25/25 @ 100*	11,202
5,120	Structured Asset Mortgage Investments Trust, Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 6/25/24 @ 100*	5,019
29	Structured Asset Securities Corp. Mortgage Pass-Through Certificate Trust, Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 6/28/24 @ 100*	29
536	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 6/25/24 @ 100*	494
196	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 6/25/24 @ 100*	193
137,370	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 4/25/45 @ 100*(a)(b)	116,829
		606,719
Subprime Mortgage Backed Securities (0.7%)
18,783	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 5/25/31 @ 100*(a)(b)	18,264
52,712	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 9/25/28 @ 100*(a)(b)	50,990
		69,254
U.S. Government Agency Mortgage Backed Securities (15.7%)
98,961	Fannie Mae, 5.00%, 8/1/53, Pool #FS5659	95,160
238,121	Fannie Mae, 5.50%, 3/1/53, Pool #MA4941	234,143
1,218	Fannie Mae, 5.88% (RFUCCT1Y + 163 bps), 9/1/33, Pool #739372	1,210
64	Fannie Mae, 6.00%, 4/1/35, Pool #735503	65
1,583	Fannie Mae, 6.11% (RFUCCT1Y + 186 bps), 1/1/37, Pool #906675	1,583

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$197	Fannie Mae Grantor Trust, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 6/25/24 @ 100*	$201
41,429	Fannie Mae REMIC, Series 2010-100, Class LA, 2.50%, 7/25/40	38,174
44,558	Fannie Mae REMIC, Series 2014-61, Class P, 2.50%, 7/25/44	39,487
10,431	Fannie Mae REMIC, Series 2015-12, Class PC, 2.50%, 7/25/44	10,085
88,899	Fannie Mae REMIC, Series 2015-59, Class LM, 3.00%, 7/25/45	80,221
137,828	Fannie Mae REMIC, Series 2023-16, Class VE, 5.50%, 3/25/34	136,825
399	Fannie Mae REMIC, Series 2001-55, Class PC, 6.50%, 10/25/31	403
7,812	Fannie Mae Trust, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 6/25/24 @ 100*	7,978
112,270	Freddie Mac, 5.00%, 12/1/53, Pool #SD8382	107,932
2,615	Freddie Mac, 7.74% (H15T1Y + 237 bps), 8/1/34, Pool #755230	2,561
27,700	Freddie Mac REMIC, Series 4220, Class KC, 1.50%, 5/15/32	26,339
18,244	Freddie Mac REMIC, Series 4076, Class QC, 2.00%, 11/15/41	17,411
27,417	Freddie Mac REMIC, Series 4461, Class EA, 2.00%, 7/15/37	26,331
137,508	Freddie Mac REMIC, Series 3908, Class B, 2.50%, 6/15/39	123,226
152,242	Freddie Mac REMIC, Series 5303, Class B, 5.50%, 6/25/45	148,913
200	Freddie Mac REMIC, Series 1904, Class D, 7.50%, 10/15/26, Callable 6/15/24 @ 100*	200
66,561	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	56,943
222,066	Government National Mortgage Assoc., Series 2023-47, Class AQ, 5.00%, 6/20/48	218,034
97,141	Government National Mortgage Assoc., Series 2023-186, Class MV, 5.50%, 10/20/34	97,310
1,839	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	1,833
19	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	19
10	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	10
155	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	155
965	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	970
		1,473,722
Total Mortgage Backed Securities (Cost $2,796,446)		2,542,431

Commercial Mortgage Backed Securities (0.8%)
U.S. Government Agency Mortgage Backed Securities (0.8%)
79,158	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	76,972
Total Commercial Mortgage Backed Securities (Cost $79,787)		76,972

Corporate Bonds (19.2%)
Air Freight & Logistics (1.5%)
143,249	United Airlines Pass-Through Trust, Series 2020- 1, Class A, 5.88%, 10/15/27	143,244

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Banks (1.4%)
$135,000	Bank of America Corp., 5.02% (SOFR + 216 bps), 7/22/33, Callable 7/22/32 @ 100 *	$131,303
Capital Markets (1.4%)
140,000	The Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	133,867
Electric Utilities (2.7%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	256,372
Electrical Equipment (2.2%)
250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100 *	206,881
Financial Services (3.2%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	299,428
Household Durables (4.2%)
400,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	394,426
Oil, Gas & Consumable Fuels (1.1%)
100,000	Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 5/1/31	99,144
Semiconductors & Semiconductor Equipment (1.5%)
150,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	140,210
Total Corporate Bonds (Cost $1,917,411)		1,804,875

Taxable Municipal Bonds (8.8%)
Arizona (2.6%)
250,000	City of Glendale AZ, Certificate Participation, 0.90%, 7/1/24	249,058
Colorado (1.5%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, 1.11%, 5/1/25, GNMA: GOV. NATL MTGE ASSOCIATION	144,634
Rhode Island (4.2%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	391,181
Wisconsin (0.5%)
45,000	Public Financial Authority Revenue, 4.45%, 10/1/25, AGM(a)	44,551
Total Taxable Municipal Bonds (Cost $844,944)		829,424

U.S. Government Agency Securities (11.5%)
Federal Farm Credit Banks Funding Corp.
350,000	2.12%, 5/23/31, Callable 6/13/24 @ 100 *	291,958
250,000	2.32%, 1/26/32, Callable 6/13/24 @ 100 *	208,231
		500,189
Federal Home Loan Banks
250,000	1.25%, 8/16/28, Callable 8/16/24 @ 100 *(b)	223,656
220,000	1.25%, 3/17/31, Callable 6/17/24 @ 100 *(b)	187,689
200,000	Series 2, 1.50%, 10/28/31, Callable 7/28/24 @ 100 *(b)	166,492
		577,837
Total U.S. Government Agency Securities (Cost $1,163,630)		1,078,026

U.S. Treasury Obligations (14.0%)
U.S. Treasury Notes
1,349,000	4.13%, 11/15/32	1,311,323
Total U.S. Treasury Obligations (Cost $1,352,589)		1,311,323

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (4.8%)
450,486	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(d)	$450,486
Total Investment in Affiliates (Cost $450,486)		450,486

Total Investments (Cost $9,986,182) — 99.8%		9,373,588
Other assets in excess of liabilities — 0.2%		14,899
Net Assets - 100.0%		$9,388,487

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2024 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2024.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2024.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GNMA	Government National Mortgage Association
H15T1Y	1 Year Treasury Constant Maturity Rate
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
US0003M	3 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (16.6%)
$825,000	Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100*(a)	$754,679
311,644	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 5/25/26 @ 100*(a)	297,151
720,000	Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, 2/25/49, Callable 2/25/27 @ 100*(a)	704,031
1,100,000	CoreVest American Finance Trust, Series 2021-2, Class B, 2.38%, 7/15/54, Callable 7/15/31 @ 100*(a)	884,654
1,065,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100*(a)	1,006,519
509,449	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 5/15/27 @ 100*(a)	507,414
1,083,500	DRIVEN BRANDS FUNDING LLC, Series 2022-1A, Class A2, 7.39%, 10/20/52, Callable 10/20/25 @ 100*(a)	1,092,889
1,204,707	Finance of America Structured Securities RMF Trust, Series 2023-S1, Class A1, 3.00%, 9/25/61(a)(b)	1,134,659
1,490,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	1,365,410
1,250,000	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.25%, 3/20/54, Callable 3/20/29 @ 100*(a)	1,242,821
1,500,000	HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 8/1/24 @ 100*(a)	1,404,372
644,625	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	596,262
928,477	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	911,414
385,729	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 9/20/25 @ 100*(a)	367,353
–	RAAC Trust, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 6/25/24 @ 100*(b)	–
515,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 6/20/24 @ 100*(a)	503,062
2,271,500	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 1/20/50, Callable 6/20/24 @ 100*(a)	2,142,236
1,200,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54(a)	1,195,589
638,175	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48, Callable 11/25/25 @ 100*(a)	618,655
433,130	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.15%, 6/19/51, Callable 6/17/24 @ 100*(a)	392,470
74,333	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 8/15/24 @ 100*(a)	66,315
1,076,961	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 6/15/24 @ 100*(a)	1,026,926
548,061	Willis Engine Structured Trust III, Series 2017-A, Class A, 4.69%, 8/15/42, Callable 7/15/27 @ 100*(a)(b)	493,277
831,536	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	744,940

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$515,425	Zaxby's Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	$453,363
Total Asset Backed Securities (Cost $20,942,042)		19,906,461

Mortgage Backed Securities† (24.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.0%^)
49,867	Bear Stearns Alternative Trust, Series 2006-6, Class 32A1, 4.59%, 11/25/36, Callable 8/25/27 @ 100*(b)	25,518
Alt-A - Fixed Rate Mortgage Backed Securities (0.3%)
37,555	Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35, Callable 6/25/24 @ 100*	26,465
67	Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36, Callable 6/25/24 @ 100*	67
4,416	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34, Callable 6/25/24 @ 100*	4,344
21,069	Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36, Callable 6/25/24 @ 100*	9,672
137,989	Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37, Callable 6/25/24 @ 100*	65,582
166,458	Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36, Callable 6/25/24 @ 100*	69,192
4,697	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46, Callable 6/25/24 @ 100*	4,071
15,897	Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 6/25/24 @ 100*(b)(c)	12,939
1,763	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 6.21%, 12/25/36, Callable 6/25/24 @ 100*(b)(c).	1,715
7,051	MASTR Alternative Loan Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 6/25/24 @ 100*	6,230
30,418	MASTR Alternative Loan Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 6/25/24 @ 100*	29,439
11,228	MASTR Alternative Loan Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 6/25/24 @ 100*	10,554
12,234	MASTR Alternative Loan Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 6/25/24 @ 100*	9,519
338	MASTR Alternative Loan Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 6/25/24 @ 100*	338
4,333	MASTR Alternative Loan Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 6/25/24 @ 100*	4,251
2,412	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 6/25/24 @ 100*	2,326
136,049	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 6/25/24 @ 100*	112,889

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$2,095	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 6/25/24 @ 100*	$2,049
		371,642
Prime Adjustable Rate Mortgage Backed Securities (0.1%)
3,057	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.00%, 6/25/36, Callable 6/25/24 @ 100*(b)	2,108
81,911	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 5.80%, 8/25/35, Callable 6/25/24 @ 100*(b)	75,319
6,317	Merrill Lynch Mortgage Investors Trust, Series 2004-HB1, Class A3, 5.02%, 4/25/29, Callable 6/25/24 @ 100*(b)	5,465
3,399	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 4.93%, 6/25/36, Callable 6/25/24 @ 100*(b)	1,979
		84,871
Prime Fixed Mortgage Backed Securities (4.8%)
217,693	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, 10/25/48, Callable 6/25/24 @ 100*(a) (b)	202,223
2,274	Chase Mortgage Finance Trust, Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 6/25/24 @ 100*	2,070
77,351	ChaseFlex Trust, Series 2006-2, Class A5, 4.38%, 9/25/36, Callable 6/25/24 @ 100*(b)	66,062
24,929	ChaseFlex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 6/25/24 @ 100*	16,540
20,696	ChaseFlex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 6/25/24 @ 100*	7,202
1,000	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 6/25/24 @ 100*	944
2,773	CHL Mortgage Pass-Through Trust, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 6/25/24 @ 100*	2,621
2,753	CHL Mortgage Pass-Through Trust, Series 2004- 21, Class A10, 6.00%, 11/25/34, Callable 6/25/24 @ 100*	2,603
1,125,344	CIM Trust, Series 2021-J2, Class A4, 2.50%, 4/25/51, Callable 1/25/40 @ 100*(a)(b)	965,703
10,301	Citigroup Mortgage Loan Trust, Inc., Series 2005- 1, Class 3A1, 6.50%, 4/25/35	9,913
92,217	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 6/25/24 @ 100*	27,592
88	FNT Mortgage-Backed Pass-Through Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	84
292	GMACM Mortgage Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33, Callable 6/25/24 @ 100*(b)(c)	288
369,523	GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A6, 2.50%, 2/25/52, Callable 6/25/45 @ 100*(a)(b)	317,588
810,692	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A8, 2.50%, 1/25/52, Callable 11/25/40 @ 100*(a)(b)	689,476
797,485	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A8, 2.50%, 7/25/52, Callable 6/25/49 @ 100*(a)(b)	675,408

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$718,690	JPMorgan Mortgage Trust, Series 2019-6, Class A5, 3.50%, 12/25/49, Callable 6/25/24 @ 100*(a)(b)	$631,178
10,212	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.55%, 4/25/36, Callable 6/25/24 @ 100*(b)	8,481
13,415	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 6/25/24 @ 100*	11,708
762,257	Mello Mortgage Capital Acceptance, Series 2021- MTG2, Class A10, 2.50%, 6/25/51, Callable 8/25/42 @ 100*(a)(b)	653,154
66,416	RAAC Trust, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 6/25/24 @ 100*	57,320
753,224	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, 9/25/66, Callable 10/25/24 @ 100*(a)(b)	616,577
10,616	Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 6/25/24 @ 100*(a)	9,887
36,633	TBW Mortgage-Backed Trust, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 6/25/24 @ 100*	4,231
17,624	WaMu Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 6/25/24 @ 100*	17,337
610,533	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 4/25/45 @ 100*(a)(b)	519,238
204,649	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 6/25/24 @ 100*(a)(b)	178,443
92,270	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 6/20/24 @ 100*(a)(b)	82,198
		5,776,069
Subprime Mortgage Backed Securities (0.3%)
143,620	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/30 @ 100*(a)(b)	138,187
50,089	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 5/25/31 @ 100*(a)(b)	48,704
149,352	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 9/25/28 @ 100*(a)(b)	144,472
		331,363
U.S. Government Agency Mortgage Backed Securities (19.2%)
121	Fannie Mae, 5.00%, 8/1/33, Pool #730856	120
73	Fannie Mae, 5.00%, 7/1/35, Pool #832198	72
1,191,379	Fannie Mae, 5.00%, 8/1/53, Pool #FS5659	1,145,612
90	Fannie Mae, 5.50%, 2/1/33, Pool #683351	90
60	Fannie Mae, 5.50%, 9/1/34, Pool #725773	60
1,347,852	Fannie Mae, 5.50%, 3/1/53, Pool #MA4941	1,325,338
1,200,298	Fannie Mae, 5.50%, 2/1/54, Pool #CB7991	1,179,994
1,351	Fannie Mae, 6.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	1,340
718,806	Fannie Mae REMIC, Series 2021-52, Class JC, 1.25%, 7/25/51	570,062
199,562	Fannie Mae REMIC, Series 2012-111, Class EC, 2.00%, 12/25/41	178,685

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$90,543	Fannie Mae REMIC, Series 2013-23, Class AB, 2.00%, 2/25/43	$79,109
309,151	Fannie Mae REMIC, Series 2020-54, Class TA, 2.00%, 5/25/43	284,030
100,820	Fannie Mae REMIC, Series 2012-30, Class CB, 2.25%, 10/25/41	92,348
69,230	Fannie Mae REMIC, Series 2010-100, Class LA, 2.50%, 7/25/40	63,790
133,842	Fannie Mae REMIC, Series 2012-104, Class QC, 2.50%, 5/25/42	120,317
33,419	Fannie Mae REMIC, Series 2014-61, Class P, 2.50%, 7/25/44	29,615
137,190	Fannie Mae REMIC, Series 2020-2, Class JD, 2.50%, 2/25/50	113,654
141,282	Fannie Mae REMIC, Series 2014-33, Class PE, 3.00%, 4/25/43	134,355
178,419	Fannie Mae REMIC, Series 2015-59, Class LM, 3.00%, 7/25/45	161,004
725,356	Fannie Mae REMIC, Series 2018-94, Class ZE, 3.50%, 1/25/49	646,021
419,443	Fannie Mae REMIC, Series 2022-35, Class CK, 4.00%, 3/25/47	392,676
991,369	Fannie Mae REMIC, Series 2022-61, Class D, 4.00%, 6/25/44	944,958
1,075,579	Fannie Mae REMIC, Series 2023-19, Class BA, 5.00%, 12/25/50	1,049,708
1,837,704	Fannie Mae REMIC, Series 2023-16, Class VE, 5.50%, 3/25/34	1,824,338
873,488	Fannie Mae REMIC, Series 2024-12, Class BA, 5.50%, 10/25/45	859,973
557	Fannie Mae REMIC, Series 1998-36, Class ZB, 6.00%, 7/18/28	557
7,613	Fannie Mae REMIC Trust, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 6/25/24 @ 100*(b)(c)	7,172
14,481	Fannie Mae Trust, Series 2003-W6, Class 6A, 4.37%, 8/25/42, Callable 6/25/24 @ 100*(b)	13,905
1,210,561	Freddie Mac, 5.00%, 12/1/53, Pool #SD8382	1,163,792
1,143,860	Freddie Mac, 5.50%, 5/1/54, Pool #SD8431	1,124,015
68	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	68
1,150,811	Freddie Mac, 6.00%, 5/1/53, Pool #SD8325	1,151,659
429	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	440
57,156	Freddie Mac REMIC, Series 4019, Class GB, 2.00%, 12/15/41	52,148
50,265	Freddie Mac REMIC, Series 4461, Class EA, 2.00%, 7/15/37	48,273
90,051	Freddie Mac REMIC, Series 3913, Class PC, 2.50%, 3/15/41	87,120
811,087	Freddie Mac REMIC, Series 4893, Class PD, 2.50%, 5/15/49	684,890
75,809	Freddie Mac REMIC, Series 3721, Class PE, 3.50%, 9/15/40	72,085
26,737	Freddie Mac REMIC, Series 3780, Class MK, 3.50%, 10/15/40	25,403
1,105,029	Freddie Mac REMIC, Series 5384, Class A, 5.00%, 9/25/50	1,076,175
15	Freddie Mac REMIC, Series 2610, Class VB, 5.50%, 7/15/24	15
1,239,685	Freddie Mac REMIC, Series 5303, Class B, 5.50%, 6/25/45	1,212,576

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,229,997	Freddie Mac REMIC, Series 5331, Class BV, 5.50%, 6/25/34	$1,217,482
548	Freddie Mac REMIC, Series 2148, Class ZA, 6.00%, 4/15/29	547
3,602	Freddie Mac REMIC, Series 2036, Class PD, 6.50%, 3/15/28	3,631
144,216	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	123,376
166,095	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	157,073
71,588	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	66,533
7,045	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	6,840
1,107,116	Government National Mortgage Assoc., Series 2022-205, Class UA, 5.00%, 5/20/52	1,081,685
1,246,287	Government National Mortgage Assoc., Series 2023-47, Class AQ, 5.00%, 6/20/48	1,223,659
1,282,964	Government National Mortgage Assoc., Series 2024-64, Class BQ, 5.00%, 4/20/54	1,248,612
2,036	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	2,048
		23,049,048
Total Mortgage Backed Securities (Cost $31,272,144)		29,638,511

Commercial Mortgage Backed Securities (1.2%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.0%)
1,250,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.72%, 3/15/50, Callable 4/15/27 @ 100*	1,183,654
U.S. Government Agency Mortgage Backed Securities (0.2%)
269,139	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	261,706
Total Commercial Mortgage Backed Securities (Cost $1,427,784)		1,445,360

Corporate Bonds (19.6%)
Air Freight & Logistics (0.7%)
824,233	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27	824,206
Banks (3.5%)
2,475,000	Bank of America Corp., 3.31% (SOFR + 158 bps), 4/22/42, Callable 4/22/41 @ 100*	1,870,211
1,550,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100*	1,329,224
1,350,000	Wells Fargo & Co., 3.07% (SOFR + 253 bps), 4/30/41, Callable 4/30/40 @ 100*	988,392
		4,187,827
Beverages (0.6%)
800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100*	710,359
Capital Markets (0.9%)
1,200,000	Morgan Stanley, 4.89% (SOFR + 208 bps), 7/20/33, Callable 7/20/32 @ 100*	1,147,867
Electric Utilities (1.9%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100*	932,262
1,420,000	Texas Electric Market Stabilization Funding N LLC, Series A-3, 5.06%, 8/1/46 (a)	1,329,672
		2,261,934
Electrical Equipment (0.8%)
1,250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100*	1,034,406

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2024 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services (1.6%)
$1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	$1,097,902
770,000	The Western Union Co., 6.20%, 11/17/36	777,882
		1,875,784
Food Products (1.7%)
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 9/1/25 @ 100*	1,044,475
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100 *(a)	292,613
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	747,618
		2,084,706
Health Care Providers & Services (0.9%)
375,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100*	355,621
860,000	UnitedHealth Group, Inc., 3.50%, 8/15/39, Callable 2/15/39 @ 100*	691,125
		1,046,746
Household Durables (0.9%)
1,120,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100*	1,104,392
Oil, Gas & Consumable Fuels (2.6%)
790,000	Evergy Missouri West Storm Funding I LLC, Series A-1, 5.10%, 12/1/38	785,558
1,200,000	Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100*	1,172,645
1,200,000	Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 5/1/31	1,189,726
		3,147,929
Passenger Airlines (0.8%)
946,962	Alaska Airlines Pass-Through Trust, Series 2020- 1, Class A, 4.80%, 8/15/27 (a)	922,057
Semiconductors & Semiconductor Equipment (1.7%)
2,178,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100*	2,035,846
Specialized REITs (1.0%)
1,255,000	SBA Tower Trust, 1.88%, 1/15/26, Callable 1/15/25 @ 100 *(a)	1,173,680
Total Corporate Bonds (Cost $26,273,903)		23,557,739

Taxable Municipal Bonds (7.8%)
Georgia (1.0%)
1,200,000	State of Georgia, GO, Series BABS, 4.57%, 10/1/30	1,156,005
Indiana (0.9%)
1,025,000	Indiana Finance Authority Revenue, Series B, 6.60%, 2/1/39	1,117,620
Kentucky (0.5%)
320,000	Lexington-Fayette Urban County Airport Board Revenue, Series A, 2.84%, 7/1/31	277,876
430,000	Lexington-Fayette Urban County Airport Board Revenue, Series A, 2.84%, 7/1/31	376,905
		654,781
Michigan (0.1%)
190,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @100	163,060
Oklahoma (1.7%)
500,000	Grand River Dam Authority Revenue, 4.55%, 6/1/39, Continuously Callable @100	459,498

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Oklahoma, continued:
$1,650,000	The University of Oklahoma Revenue, 3.87%, 7/1/32, Continuously Callable @100	$1,544,649
		2,004,147
Pennsylvania (0.9%)
1,110,000	City of Bethlehem PA, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM.	1,106,768
Texas (2.7%)
1,300,000	Texas Natural Gas Securitization Finance Corp. Revenue, 5.17%, 4/1/41	1,289,224
1,164,048	Texas Natural Gas Securitiztn Finance Corp. Revenue, 5.10%, 4/1/35	1,162,141
785,000	Texas Transportation Commission State Highway Fund Revenue, 5.18%, 4/1/30	780,219
		3,231,584
Total Taxable Municipal Bonds (Cost $10,019,282)		9,433,965

U.S. Government Agency Securities (6.4%)
Federal Farm Credit Banks Funding Corp.
1,000,000	1.32%, 9/9/30, Callable 6/13/24 @ 100*	809,444
1,625,000	2.00%, 9/27/33, Callable 6/13/24 @ 100*	1,269,770
1,408,000	2.15%, 3/7/36, Callable 6/13/24 @ 100*	1,044,721
1,350,000	2.23%, 3/12/35, Callable 6/13/24 @ 100*	1,034,367
1,150,000	2.32%, 1/26/32, Callable 6/13/24 @ 100*	957,863
1,220,000	2.75%, 2/2/37, Callable 6/13/24 @ 100*	948,928
		6,065,093
Federal Home Loan Banks
1,000,000	1.00%, 2/11/36, Callable 8/11/24 @ 100 *(b)	744,278
1,170,000	1.50%, 2/25/36, Callable 8/25/24 @ 100 *(b)	867,064
		1,611,342
Total U.S. Government Agency Securities (Cost $8,611,437)		7,676,435

U.S. Treasury Obligations (20.6%)
U.S. Treasury Bonds
4,532,000	1.75%, 8/15/41	2,945,800
19,465,000	3.13%, 8/15/44	15,335,531
		18,281,331
U.S. Treasury Notes
1,715,000	3.13%, 8/31/29	1,602,319
5,026,000	4.13%, 11/15/32	4,885,625
		6,487,944
Total U.S. Treasury Obligations (Cost $26,925,202)		24,769,275

Investment in Affiliates (0.6%)
696,853	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(d)	696,853
Total Investment in Affiliates (Cost $696,853)		696,853

Total Investments (Cost $126,168,647) — 97.5%		117,124,599
Other assets in excess of liabilities — 2.5%		2,965,358
Net Assets - 100.0%		$120,089,957

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2024 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2024.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2024.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Amounts shown as “—“ are either 0 or round to less than 1.
AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

See notes to schedule of portfolio of investments

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
May 31, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (20.2%)
Prime Fixed Mortgage Backed Securities (2.5%)
$362,354	Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100*(a)	$254,046
U.S. Government Agency Mortgage Backed Securities (17.7%)
226,418	Fannie Mae, 3.50%, 7/1/52, Pool #CB4115	198,400
227,677	Fannie Mae, 4.00%, 9/1/52, Pool #MA4732	206,699
247,857	Fannie Mae, 4.50%, 10/1/52, Pool #MA4784	231,840
99,626	Fannie Mae, 5.50%, 5/1/54, Pool #MA5353	97,897
122,465	Freddie Mac, 3.00%, 6/1/52, Pool #SD8220	102,930
199,517	Freddie Mac, 4.00%, 11/1/52, Pool #SD8265	181,009
191,530	Freddie Mac, 5.00%, 10/1/52, Pool #SD8258	184,317
72,694	Freddie Mac, 5.50%, 4/1/53, Pool #SD8316	71,481
203,399	Freddie Mac, 6.00%, 8/1/53, Pool #SD8350	203,484
202,308	Government National Mortgage Assoc., 3.50%, 10/20/52, Pool #MA8345	180,394
138,841	Government National Mortgage Assoc., 5.50%, 4/20/53, Pool #MA8801	137,706
		1,796,157
Total Mortgage Backed Securities (Cost $2,158,192)		2,050,203

Corporate Bonds (50.6%)
Aerospace & Defense (2.8%)
200,000	Rolls-Royce PLC, 5.75%, 10/15/27, Callable 7/15/27 @ 100 *(b)	199,864
90,000	The Boeing Co., 5.04%, 5/1/27, Callable 3/1/27 @ 100 *	87,882
		287,746
Banks (8.0%)
150,000	Banco GNB Sudameris SA, 7.50% (H15T5Y + 666 bps), 4/16/31, Callable 4/16/26 @ 100 *(b)	135,385
90,000	Bank of America Corp., 3.42% (TSFR3M + 130 bps), 12/20/28, Callable 12/20/27 @ 100 *	84,172
140,000	Citigroup, Inc., 4.41% (SOFR + 391 bps), 3/31/31, Callable 3/31/30 @ 100 *	132,757
110,000	JPMorgan Chase & Co., 3.63%, 12/1/27, Callable 12/1/26 @ 100 *	104,779
90,000	JPMorgan Chase & Co., 6.40%, 5/15/38	99,461
70,000	Truist Financial Corp., 4.92% (SOFR + 224 bps), 7/28/33, Callable 7/28/32 @ 100, MTN *	64,543
90,000	Wachovia Corp., 5.50%, 8/1/35	88,439
100,000	Wells Fargo & Co., 5.57% (SOFR + 174 bps), 7/25/29, Callable 7/25/28 @ 100 *	100,423
		809,959
Broadline Retail (1.8%)
200,000	Falabella SA, 3.75%, 10/30/27, Callable 7/30/27 @ 100 *(b)	180,883
Capital Markets (3.4%)
140,000	Morgan Stanley, 4.43% (TSFR3M + 189 bps), 1/23/30, Callable 1/23/29 @ 100 *	134,668
120,000	Morgan Stanley, 5.25% (SOFR + 187 bps), 4/21/34, Callable 4/21/33 @ 100 *	117,134
90,000	The Goldman Sachs Group, Inc., 6.17% (SOFR + 82 bps), 9/10/27, Callable 9/10/26 @ 100 *	89,907
		341,709
Construction & Engineering (1.9%)
200,000	Arcos Dorados BV, 6.13%, 5/27/29, Callable 5/27/26 @ 103 *(b)	196,238
Consumer Finance (2.6%)
70,000	Ally Financial, Inc., 6.99% (SOFR + 326 bps), 6/13/29, Callable 6/13/28 @ 100 *	72,270
120,000	American Express Co., 5.10% (SOFR + 100 bps), 2/16/28, Callable 2/16/27 @ 100 *	119,207

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Consumer Finance, continued:
$70,000	Hyundai Capital America, 6.50%, 1/16/29, Callable 12/16/28 @ 100 *(b)	$72,616
		264,093
Containers & Packaging (1.7%)
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 9/1/28, Callable 7/8/24 @ 102 *(b)	175,368
Diversified REITs (0.8%)
90,000	Prologis LP, 4.75%, 6/15/33, Callable 3/15/33 @ 100 *	86,224
Diversified Telecommunication Services (0.8%)
90,000	Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100 *	84,830
Financial Services (2.5%)
250,000	Ford Motor Credit Co. LLC, 6.80%, 11/7/28, Callable 10/7/28 @ 100 *	257,846
Food Products (2.1%)
200,000	Minerva Luxembourg SA, 8.88%, 9/13/33, Callable 9/13/28 @ 104 *(b)	208,600
Health Care Equipment & Supplies (1.0%)
100,000	GE Healthcare Technologies, Inc., 5.60%, 11/15/25, Callable 10/15/25 @ 100 *	100,038
Hotels, Restaurants & Leisure (2.4%)
200,000	Alsea Sab de CV, 7.75%, 12/14/26, Callable 7/8/24 @ 104 *(b)	201,726
50,000	Grupo Posadas SAB de CV, 7.00%, 12/30/27, Callable 6/17/24 @ 100 *(b)(c)	45,688
		247,414
IT Services (1.9%)
200,000	Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/25, Callable 7/8/24 @ 100 *(b)	188,798
Media (0.6%)
70,000	Paramount Global, 4.95%, 1/15/31, Callable 10/15/30 @ 100 *	62,590
Metals & Mining (2.1%)
80,000	Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable 4/15/26 @ 103 *(b)	79,137
50,000	Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 102 *	43,859
100,000	Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 3/1/25 @ 102 *	94,009
		217,005
Oil, Gas & Consumable Fuels (4.6%)
80,000	Civitas Resources, Inc., 8.63%, 11/1/30, Callable 11/1/26 @ 104 *(b)	85,599
90,000	Kinder Morgan Energy Partners LP, 5.63%, 9/1/41	84,300
90,000	Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26, Callable 7/8/24 @ 100 *(b)	89,752
50,000	Petrobras Global Finance BV, 6.50%, 7/3/33, Callable 4/3/33 @ 100 *	49,933
120,000	Petroleos Mexicanos, 6.50%, 3/13/27	113,536
45,000	Range Resources Corp., 8.25%, 1/15/29, Callable 6/24/24 @ 104 *	46,755
		469,875
Pharmaceuticals (1.7%)
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @ 103 *(b)	176,551

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
May 31, 2024 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Software (0.8%)
$80,000	Intuit, Inc., 5.20%, 9/15/33, Callable 6/15/33 @ 100 *	$79,717
Sovereign Bond (2.1%)
50,000	Leviathan Bond, Ltd., 6.75%, 6/30/30, Callable 12/30/29 @ 100 *(b)	45,437
200,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100 *	166,549
		211,986
Specialized REITs (0.9%)
100,000	Iron Mountain, Inc., 4.50%, 2/15/31, Callable 2/15/26 @ 102 *(b)	88,999
Specialty Retail (1.0%)
100,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100 *	96,526
Technology Hardware, Storage & Peripherals (1.0%)
120,000	Apple, Inc., 3.95%, 8/8/52, Callable 2/8/52 @ 100 *	96,535
Wireless Telecommunication Services (2.1%)
100,000	Sprint Capital Corp., 8.75%, 3/15/32	119,520
100,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 6/17/24 @ 102 *	91,521
		211,041
Total Corporate Bonds (Cost $5,107,760)		5,140,571

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities (1.0%)
Dominican Republic International Bond
$100,000	5.95%, 1/25/27(b)	$99,096
Total U.S. Government Agency Securities (Cost $98,586)		99,096
U.S. Treasury Obligations (25.7%)
U.S. Treasury Bonds
170,000	1.88%, 2/15/51	97,259
100,000	1.88%, 11/15/51	56,812
165,000	3.00%, 2/15/48	123,628
142,000	3.88%, 5/15/43	126,358
206,000	4.50%, 2/15/36	207,416
175,000	4.75%, 2/15/41	176,839
125,000	5.25%, 11/15/28	128,481
		916,793
U.S. Treasury Notes
176,000	2.00%, 8/15/25	169,647
143,000	2.88%, 5/15/32	127,331
335,000	4.00%, 7/31/30	325,356
990,000	4.38%, 5/15/34	979,172
100,000	4.63%, 4/30/29	100,344
		1,701,850
Total U.S. Treasury Obligations (Cost $2,653,583)		2,618,643
Investment in Affiliates (5.2%)
528,894	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(d)	528,894
Total Investment in Affiliates (Cost $528,894)		528,894
Total Investments (Cost $10,547,015) — 102.7%		10,437,407
Liabilities in excess of other assets — (2.7)%		(272,556)
Net Assets - 100.0%		$10,164,851

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2024, illiquid securities were 2.5% of the Fund's net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2024.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

H15T5Y	5 Year Treasury Constant Maturity Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TSFR3M	CME Term Secured Overnight Financing Rate 3-Month

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
May 31, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (101.6%)
Colorado (4.6%)
$500,000	City of Colorado Springs CO Utilities System Revenue, Series C, 3.35%, 11/1/40, Continuously Callable @100(a)	$500,000
Illinois (2.9%)
315,000	Prospect Heights Rural Fire Protection District, GO, 5.00%, 12/15/24, AGM	316,448
Indiana (7.0%)
400,000	Danville Multi School Building Corp. Revenue, 4.50%, 12/15/24, ST INTERCEPT	400,900
365,000	New Albany-Floyd County Consolidated School Corp., GO, 5.00%, 7/15/24, ST INTERCEPT	365,458
		766,358
Iowa (2.7%)
300,000	Iowa Finance Authority Revenue, Series E, 2.45%, 2/15/41, Continuously Callable @100(a)	300,000
Lousiana (1.8%)
200,000	East Baton Rouge Parish Industrial Development Board, Inc. Revenue, Series A, 2.47%, 8/1/35, Continuously Callable @100(a)	200,000
Minnesota (7.3%)
400,000	Aurora Independent School District No. 2711, GO, Series A, 5.00%, 9/30/24, SD CRED PROG	400,323
400,000	Mountain Lake Independent School District No. 173, GO, Series A, 5.00%, 9/30/24, SD CRED PROG	400,297
		800,620
Mississippi (1.8%)
200,000	Mississippi Business Finance Corp. Revenue, Series G, 2.70%, 11/1/35, Callable 7/1/24 @ 100*(a)	200,000
Ohio (39.6%)
200,000	American Municipal Power, Inc. Revenue, 4.50%, 6/28/24	200,019
350,000	American Municipal Power, Inc. Revenue, 5.25%, 10/24/24	351,506
460,000	City of Newark OH, GO, Series B, 4.63%, 9/21/24	460,258
500,000	County of Franklin OH Revenue, 3.33%, 11/15/41, Continuously Callable @100(a).	500,000
430,000	County of Lake OH, GO, 4.63%, 7/10/24	430,200
375,000	County of Lucas OH, GO, 4.38%, 10/11/24	375,532
400,000	Marion Local School District, GO, 5.13%, 6/3/24	400,036

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Ohio, continued:
$375,000	North Ridgeville City School District, GO, 4.63%, 9/19/24, Continuously Callable @100	$375,261
400,000	Township of Columbia OH, GO, 5.00%, 11/26/24.	400,493
400,000	Village of Glenwillow OH, GO, Series B, 5.00%, 7/16/24	400,366
455,000	Village of Oakwood OH/Cuyahoga County, GO, 5.25%, 6/13/24(b)	455,146
		4,348,817
Pennsylvania (4.6%)
500,000	City of Philadelphia PA, GO, Series B, 3.32%, 8/1/31, Continuously Callable @100(a)	500,000
Rhode Island (4.6%)
500,000	Rhode Island Health and Educational Building Corp. Revenue, Series B, 3.21%, 9/1/43, Callable 7/1/24 @ 100*(a)	500,000
Tennessee (7.1%)
325,000	Clarksville Public Building Authority Revenue, 2.60%, 1/1/33, Callable 7/1/24 @ 100*(a)	325,000
450,000	Montgomery County Public Building Authority Revenue, 3.48%, 11/1/27, Callable 7/1/24 @ 100*(a)	450,000
		775,000
Texas (8.5%)
480,000	City of Austin TX Revenue, Series B, 3.33%, 11/15/29, Continuously Callable @100(a)	480,000
455,000	Fort Bend County Municipal Utility District No. 182, GO, 5.00%, 9/1/24, BAM	455,785
		935,785
Washington (3.6%)
400,000	County of King WA, GO, Series B, 2.85%, 1/1/46, Continuously Callable @100(a)	400,000
Wisconsin (3.7%)
400,000	City of Fort Atkinson WI Revenue, Series A, 5.00%, 12/1/24, Discretely Callable @100	400,010
Wyoming (1.8%)
200,000	County of Lincoln WY Revenue, 2.47%, 10/1/44, Continuously Callable @100(a)	200,000
Total Municipal Bonds (Cost $11,147,933)		11,143,038
Investment in Affiliates (0.6%)
70,811	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(c)	70,811
Total Investment in Affiliates (Cost $70,811)		70,811
Total Investments (Cost $11,218,744) — 102.2%		11,213,849
Liabilities in excess of other assets — (2.2)%		(244,403)
Net Assets - 100.0%		$10,969,446

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at May 31, 2024.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
GO	General Obligation
SD CRED PROG	State School District Credit Enhancement Programs
ST INTERCEPT	State Intercept

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	World Energy Fund
May 31, 2024 (Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (94.0%)
Aerospace & Defense (3.5%)
36,000	BWX Technologies, Inc.	$3,316,680
Communications Equipment (1.9%)
6,000	Arista Networks, Inc.(a)	1,785,900
Construction & Engineering (4.5%)
52,000	Fluor Corp.(a)	2,256,800
7,000	Quanta Services, Inc.	1,931,580
		4,188,380
Electric Utilities (0.8%)
44	ALLETE, Inc	2,778
33	Constellation Energy Corp.	7,169
133	Fortis, Inc. ADR	5,319
60	Genie Energy, Ltd., Class B	915
54	MGE Energy, Inc.	4,327
15	NRG Energy, Inc.	1,215
70,000	Oklo, Inc.(a)	704,900
78	Otter Tail Corp.	7,057
55	The Southern Co.	4,408
		738,088
Electrical Equipment (0.6%)
60,000	Nuscale Power Corp.(a)	523,800
Electronic Equipment, Instruments & Components (2.0%)
50,000	Corning, Inc.	1,863,000
Energy Equipment & Services (23.1%)
349	Baker Hughes Co.	11,684
145,000	Diamond Offshore Drilling, Inc.(a)	2,201,100
180,000	Expro Group Holdings NV(a)	3,951,000
310	Halliburton Co.	11,377
298	Helmerich & Payne, Inc.	11,342
80,000	Liberty Energy, Inc	1,975,200
428	Noble Corp. PLC	19,885
15,495	Schlumberger NV	711,066
59,000	Seadrill, Ltd.(a)	3,060,330
130,000	TechnipFMC PLC	3,404,700
4,383	Tenaris SA ADR	144,507
26,219	Valaris, Ltd.(a)	2,029,351
33,000	Weatherford International PLC(a)	3,971,220
		21,502,762
Gas Utilities (0.1%)
408	Atmos Energy Corp.	47,295
115	National Fuel Gas Co.	6,574
176	Southwest Gas Holdings, Inc.	13,656
476	UGI Corp	12,119
		79,644
Independent Power and Renewable Electricity Producers (0.1%)
1,811	Brookfield Renewable Corp., Class A	57,119
109	Central Puerto SA ADR, Class A	1,084
666	Ormat Technologies, Inc.	50,216
9	Vistra Corp	892
		109,311
Multi-Utilities (0.0%^)
22	CMS Energy Corp.	1,384
35	Consolidated Edison, Inc.	3,309
6	DTE Energy Co.	699
117	National Grid PLC ADR(a)	6,770
23	Public Service Enterprise Group, Inc.	1,743
10	WEC Energy Group, Inc.	810
		14,715
Oil, Gas & Consumable Fuels (57.4%)
93,740	Cameco Corp. ADR	5,203,507
475	Canadian Natural Resources, Ltd.	36,494

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
11,650	Cheniere Energy, Inc.	$1,838,254
289	Chevron Corp.	46,905
20,000	Chord Energy Corp.	3,708,200
10,521	ConocoPhillips	1,225,486
123	CONSOL Energy, Inc.(a)	12,751
18,500	Diamondback Energy, Inc.	3,686,310
54,085	Enbridge, Inc.	1,978,429
20,000	Eni SpA ADR	630,600
256	EOG Resources, Inc.	31,885
45,320	Exxon Mobil Corp.	5,314,223
944	Imperial Oil Ltd.	66,552
100,000	Mach Natural Resources LP	1,923,000
20,186	Marathon Petroleum Corp.	3,565,049
60,000	Matador Resources Co.	3,807,000
16,067	ONEOK, Inc.	1,301,427
525	Peabody Energy Corp.	13,010
8,529	Pembina Pipeline Corp. ADR	316,682
200,000	Permian Resources Corp.	3,278,000
13,825	Phillips 66	1,964,671
40,535	Shell PLC ADR	2,950,137
615	Targa Resources Corp.	72,711
14,686	TC Energy Corp. ADR	566,292
1,554	Texas Pacific Land Corp.	954,638
50,958	The Williams Cos., Inc.	2,115,267
20,000	TotalEnergies SE ADR	1,462,400
21,050	Valero Energy Corp.	3,307,797
55,000	Viper Energy, Inc.	2,115,300
		53,492,977
Water Utilities (0.0%^)
64	American States Water Co.	4,710
138	American Water Works Co., Inc.	18,046
67	California Water Service Group	3,343
44	Consolidated Water Co., Ltd.	1,192
177	Essential Utilities, Inc.	6,678
20	The York Water Co.	741
		34,710
Total Common Stocks (Cost $70,329,815)		87,649,967
Corporate Bonds (4.9%)
Energy Equipment & Services (1.9%)
$715,000	Halliburton Co., 2.92%, 3/1/30, Callable 12/1/29 @ 100 *	636,012
400,000	Schlumberger Holdings Corp., 3.90%, 5/17/28, Callable 2/17/28 @ 100 *(b)	381,298
700,000	Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @ 104 *(b)	723,433
		1,740,743
Oil, Gas & Consumable Fuels (3.0%)
725,000	Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26 @ 100 *	663,780
700,000	Matador Resources Co., 5.88%, 9/15/26, Callable 9/15/24 @ 100 *	698,839
400,000	Range Resources Corp., 8.25%, 1/15/29, Callable 6/24/24 @ 104 *	415,603
976,500	Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26 @ 104 *(b)	1,019,226
		2,797,448
Total Corporate Bonds (Cost $4,557,853)		4,538,191

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	World Energy Fund
May 31, 2024 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value
Investment in Affiliates (0.6%)
574,117	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(c)	$574,117
Total Investment in Affiliates (Cost $574,117)		574,117

Total Investments (Cost $75,461,785) — 99.5%		92,762,275
Other assets in excess of liabilities — 0.5%		453,332
Net Assets - 100.0%		$93,215,607

The Adviser has determined that 48.8% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2024.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.

ADR	American Depositary Receipt

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Hedged Income Fund
May 31, 2024 (Unaudited)

Shares	Security Description	Value
Common Stocks (102.9%)
Aerospace & Defense (1.8%)
1,700	General Dynamics Corp.	$509,609
Banks (4.5%)
6,300	JPMorgan Chase & Co.+	1,276,569
Beverages (2.9%)
4,800	PepsiCo, Inc.	829,920
Biotechnology (2.7%)
4,800	AbbVie, Inc.+	773,952
Broadline Retail (3.7%)
5,900	Amazon.com, Inc.+(a)	1,040,996
Capital Markets (5.8%)
1,100	BlackRock, Inc.+	849,233
8,200	Morgan Stanley+	802,288
		1,651,521
Chemicals (3.9%)
18,900	Dow, Inc.+	1,089,207
Communications Equipment (2.3%)
1,800	Motorola Solutions,Inc.+	656,838
Electric Utilities (2.7%)
7,400	Duke Energy Corp.+	766,418
Electrical Equipment (4.4%)
11,000	Emerson Electric Co.+	1,233,760
Energy Equipment & Services (1.8%)
15,200	Baker Hughes Co.+	508,896
Entertainment (1.4%)
3,900	The Walt Disney Co.+	405,249
Financial Services (1.7%)
1,800	Visa, Inc., Class A+	490,428
Health Care Equipment & Supplies (2.5%)
8,700	Medtronic PLC+	707,919
Health Care Providers & Services (2.7%)
7,700	Cardinal Health, Inc.+	764,379
Hotels, Restaurants & Leisure (3.0%)
3,300	McDonald's Corp.	854,337
Household Products (2.4%)
4,100	The Procter & Gamble Co.	674,614
Industrial REITs (2.0%)
16,000	STAG Industrial, Inc.	560,960
Insurance (1.7%)
4,000	Prudential Financial, Inc.+	481,400
Interactive Media & Services (4.1%)
5,000	Alphabet, Inc., Class C+(a)	869,800

Shares	Security Description	Value
Common Stocks, continued:
Interactive Media & Services, continued:
600	Meta Platforms, Inc., Class A	$280,098
		1,149,898
IT Services (1.4%)
1,400	Accenture PLC, Class A	395,206
Oil, Gas & Consumable Fuels (6.6%)
4,300	Diamondback Energy,Inc.+	856,818
7,100	Phillips 66+	1,008,981
		1,865,799
Pharmaceuticals (7.9%)
13,700	AstraZeneca PLC ADR+	1,068,874
9,200	Merck & Co., Inc.+	1,154,968
		2,223,842
Semiconductors & Semiconductor Equipment (6.5%)
800	Broadcom, Inc.+	1,062,840
700	NVIDIA Corp.	767,431
		1,830,271
Software (8.3%)
700	Intuit, Inc.+	403,508
3,800	Microsoft Corp.+	1,577,494
1,500	Salesforce, Inc.+	351,660
		2,332,662
Specialty Retail (2.9%)
2,400	The Home Depot, Inc.+	803,688
Technology Hardware, Storage & Peripherals (5.7%)
8,400	Apple, Inc.+	1,614,900
Textiles, Apparel & Luxury Goods (2.5%)
7,500	NIKE, Inc., Class B	712,875
Trading Companies & Distributors (3.1%)
10,300	MSC Industrial Direct Co., Inc.+	884,770
Total Common Stocks (Cost $24,968,307)		29,090,883

Purchased Option (0.3%)^
18	S&P 500 Index	78,696
Total Purchased Option (Cost $252,738)		78,696
Investment in Affiliates (2.5%)
697,779	Cavanal Hill Government Securities Money Market Fund, Select Shares, 5.20%(b)	697,779
Total Investment in Affiliates (Cost $697,779)		697,779

Total Investments (Cost $25,918,824) — 105.7%		29,867,358
Liabilities in excess of other assets — (5.7)%		(1,597,795)
Net Assets - 100.0%		$28,269,563

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2024.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

ADR	American Depositary Receipt

^	See Options table below for more details.

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Hedged Income Fund
May 31, 2024 (Unaudited)	Concluded

At May 31, 2024, the Fund's exchange traded options purchased were as follows:

	Put/		Expiration		Notional
Description	Call	Strike Price	Date	Contracts	Amount(a)	Fair Value
S&P 500 Index	Put	4500.00 USD	12/20/24	18	$81,000	$78,696
Total (Cost $252,738)						$78,696

At May 31, 2024, the Fund's exchange traded options written were as follows:

	Put/		Expiration		Notional
Description	Call	Strike Price	Date	Contracts	Amount(a)	Fair Value
AbbVie, Inc.	Call	115.00 USD	8/16/24	42	$4,830	$(188,370)
AbbVie, Inc.	Call	125.00 USD	9/20/24	6	750	(21,090)
Alphabet, Inc.	Call	175.00 USD	6/28/24	25	4,375	(10,375)
Amazon.com, Inc.	Call	207.50 USD	6/21/24	25	5,188	(125)
Apple, Inc.	Call	195.00 USD	6/21/24	40	7,800	(12,600)
Apple, Inc.	Call	210.00 USD	7/19/24	1	210	(91)
AstraZeneca PLC ADR	Call	81.00 USD	5/31/24	63	5,103	(63)
AstraZeneca PLC ADR	Call	77.50 USD	7/19/24	69	5,348	(17,940)
BlackRock, Inc.	Call	840.00 USD	6/21/24	5	4,200	(100)
BlackRock, Inc.	Call	860.00 USD	6/21/24	5	4,300	(175)
Broadcom, Inc.	Call	700.00 USD	7/19/24	8	5,600	(499,520)
Cardinal Health, Inc.	Call	80.00 USD	9/20/24	77	6,160	(145,530)
Diamondback Energy, Inc.	Call	220.00 USD	7/19/24	16	3,520	(1,520)
Diamondback Energy, Inc.	Call	170.00 USD	9/20/24	22	3,740	(67,540)
Dow, Inc.	Call	62.00 USD	5/31/24	89	5,518	(89)
Dow, Inc.	Call	62.50 USD	6/21/24	75	4,688	(375)
Duke Energy Corp.	Call	105.00 USD	6/21/24	20	2,100	(1,660)
Emerson Electric Co.	Call	118.00 USD	6/14/24	50	5,900	(250)
Emerson Electric Co.	Call	105.00 USD	9/20/24	55	5,775	(47,850)
Intuit, Inc.	Call	710.00 USD	5/31/24	3	2,130	(18)
JPMorgan Chase & Co.	Call	200.00 USD	7/19/24	32	6,400	(25,280)
JPMorgan Chase & Co.	Call	215.00 USD	7/19/24	26	5,590	(4,784)
Medtronic PLC	Call	90.00 USD	6/21/24	44	3,960	(660)
Merck & Co., Inc.	Call	90.00 USD	9/20/24	92	8,280	(314,640)
Microsoft Corp.	Call	440.00 USD	5/31/24	23	10,120	(23)
Microsoft Corp.	Call	450.00 USD	6/21/24	10	4,500	(350)
Morgan Stanley	Call	100.00 USD	5/31/24	41	4,100	(41)
Morgan Stanley	Call	100.00 USD	6/21/24	36	3,600	(3,780)
MSC Industrial Direct Co., Inc.	Call	95.00 USD	9/20/24	103	9,785	(9,270)
Phillips 66	Call	105.00 USD	9/20/24	71	7,455	(257,730)
Prudential Financial, Inc.	Call	120.00 USD	6/21/24	15	1,800	(2,925)
Salesforce, Inc.	Call	330.00 USD	6/21/24	8	2,640	(80)
The Home Depot, Inc.	Call	360.00 USD	6/21/24	10	3,600	(410)
The Home Depot, Inc.	Call	335.00 USD	7/19/24	12	4,020	(12,000)
The Walt Disney Co.	Call	130.00 USD	6/7/24	17	2,210	(34)
Visa, Inc.	Call	290.00 USD	6/21/24	9	2,610	(153)
Visa, Inc.	Call	300.00 USD	7/19/24	7	2,100	(182)
Total (Premiums $(1,958,013))						$(1,647,623)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See notes to schedule of portfolio of investments.

Notes to Schedules of Portfolio Investments

May 31, 2024 (Unaudited)

1.	Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of May 31, 2024 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Strategic Enhanced Yield Fund:
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100	03/25/21	$331,519	$362,354	$254,046

2.	Affiliated Transactions

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending May 31, 2024 is noted below:

	Fair Value			Fair Value	Shares as of	Dividend
Fund	8/31/23	Purchases	Sales	5/31/24	5/31/24	Income
Limited Duration Fund	$1,777,121	$7,502,721	$(9,071,465)	$208,377	208,377	$39,448
Moderate Duration Fund	865,097	3,089,076	(3,503,687)	450,486	450,486	30,629
Bond Fund	1,364,029	34,576,949	(35,244,125)	696,853	696,853	78,690
Strategic Enhanced Yield Fund	124,636	6,650,698	(6,246,440)	528,894	528,894	6,944
Ultra Short Tax-Free Income Fund	1,569	9,643,596	(9,574,354)	70,811	70,811	10,704
World Energy Fund	241,697	25,842,760	(25,510,340)	574,117	574,117	36,084
Hedged Income Fund	464,620	10,311,506	(10,078,347)	697,779	697,779	28,504
	$4,838,769	$97,617,306	$(99,228,758)	$3,227,317	3,227,317	$231,003